FAIR VALUE MEASUREMENTS - Summary of Plan's Assets at Fair Value (Details) - EBP 002 [Member] - USD ($)		Dec. 31, 2025	Dec. 31, 2024
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		$ 20,783,923	$ 20,054,493
Investment Excluding Self Directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		18,190,854	16,366,335
Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		17,912,772	15,908,553
Fixed Annuities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		278,082	457,782
Self-Directed Brokerage Account and Employer Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		2,099,430	3,241,351
Common stock-employer stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		1,754,416	2,479,730
Self-directed brokerage accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		345,014	761,621
Collective Trust Funds [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments	[1]	493,639	446,807
Level 1 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		20,012,202	19,149,904
Level 1 [Member] | Investment Excluding Self Directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		17,912,772	15,908,553
Level 1 [Member] | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		17,912,772	15,908,553
Level 1 [Member] | Fixed Annuities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 1 [Member] | Self-Directed Brokerage Account and Employer Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		2,099,430	3,241,351
Level 1 [Member] | Common stock-employer stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		1,754,416	2,479,730
Level 1 [Member] | Self-directed brokerage accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		345,014	761,621
Level 2 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		278,082	457,782
Level 2 [Member] | Investment Excluding Self Directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		278,082	457,782
Level 2 [Member] | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 2 [Member] | Fixed Annuities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		278,082	457,782
Level 2 [Member] | Self-Directed Brokerage Account and Employer Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 2 [Member] | Common stock-employer stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 2 [Member] | Self-directed brokerage accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 [Member] | Investment Excluding Self Directed Brokerage Accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 [Member] | Mutual Funds
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 [Member] | Fixed Annuities [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 [Member] | Self-Directed Brokerage Account and Employer Common Stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 [Member] | Common stock-employer stock [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		0	0
Level 3 [Member] | Self-directed brokerage accounts [Member]
EBP, Investment, Fair Value and NAV [Line Items]
Total investments		$ 0	$ 0

[1]	In accordance with Accounting Standards Codification (“ASC”) Subtopic 820-10, certain investments that were measured at net asset value per share (or its equivalent) have not been classified in the fair value hierarchy. The fair value amounts presented in this table are intended to permit reconciliation of the fair value hierarchy to the line items presented in the statements of net assets available for benefits.